Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Regulatory Matters [Abstract]
Summary of Capital Adequacy Ratios

The capital adequacy ratios calculated on the basis of the Bank’s consolidated financial statements under Basel III with updated RWA methodology are presented in the following table:

	2022	2023

Tier 1 capital (k1.2)	17.0%	17.4%
Total capital (k.2)	18.0%	18.1%
The following table presents Bank’s capital adequacy ratios in accordance with the NBRK requirements:

	2022	2023

Tier 1 capital (k1.2)	12.2%	12.6%
Total capital (k.2)	13.1%	13.0%